Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Contingencies and Commitments [Abstract]
Ongoing litigations related with contingent liabilities and contingent assets
Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2019 and 2020 are as follows:

	2019			2020
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	586	￦	697,835	663	￦	550,535
As the plaintiff	199		707,287	200		729,798

Credit lines provided by financial institutions
Credit lines provided by financial institutions as of December 31, 2020 are as follows:

Commitments	Financial institutions	Currency	Credit limit	Used amount
		In millions of won and thousands of foreign currencies
Commitments on Bank-overdraft	Nonghyup Bank and others	KRW	1,936,500	229,960
Commitments on Bank-daylight overdraft	Nonghyup Bank	KRW	280,000	—
Limit amount available for CP	Hana Bank	KRW	1,150,000	1,150,000
Limit amount available for card	Hana Bank and others	KRW	47,104	5,378
	Banco de Oro	PHP	5,000	3,000
Loan limit	Kookmin Bank and others	KRW	1,752,333	957,924
	DBS Bank and others	USD	1,809,700	55,393
Certification of payment on payables from foreign country	Nonghyup Bank	USD	8,700	7,912
Certification of payment on L/C	Shinhan Bank and others	USD	938,400	90,240
	Mizuho Bank	MXN	3,666	3,666
Certification of Performance guarantee on contract	Seoul Guarantee Insurance and others	KRW	66,890	59,677
	First Abu Dhabi Bank and others	USD	1,036,334	834,223
	Korea Development Bank and others	JPY	637,670	637,670
	Hana Bank	EUR	4,065	4,065
	Shinhan Bank	INR	6,806	6,806
	Hana Bank	CAD	148	148
	Maybank	MYR	7,500	7,500
	Hana Bank	SAR	68,054	68,054
Certification of bidding	Hana Bank	USD	10,000	197
	Hana Bank	EUR	2	2
Advance payment bond, Warranty bond, Retention bond and others	Seoul Guarantee Insurance	KRW	40,153	40,153
	Export-Import Bank of Korea and others	USD	550,616	498,761
	Hana Bank	SAR	6,508	6,508
	Hana Bank	MXN	20,538	20,538
Others	Nonghyup Bank and others	KRW	654,162	32,009
	Export-Import Bank of Korea and others	USD	2,268,158	1,819,226
	Shinhan Bank	JPY	381,210	381,210
	Standard Chartered	AED	50	50
	Shinhan Bank	MXN	6,471	4,901
Inclusive credit	Hana Bank	KRW	8,000	927
	Hana Bank and others	USD	30,722	17,236
	Shinhan Bank	INR	70,028	70,028
Trade finance	BNP Paribas and others	USD	750,000	—

Blank check and assets provided as collaterals or pledges to financial institutions by the Company
As of December 31, 2019, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Guarantor	Guarantee	Type of guarantee	Currency	Amount	Description
	In millions of won and thousands of foreign currencies
Mira Power Limited	International Finance Corporation and others	Property, plant and equipment and others	USD	275,600	Collateral for borrowings(*1)
Tamra Offshore Wind Power Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	171,600	Collateral for borrowings(*2)
SE Green Energy Co., Ltd.	DB Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	149,500	Collateral for borrowings(*2)
Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Cash and cash equivalents	KRW	327,800	Collateral for borrowings(*2)
Commerce and Industry Energy Co., Ltd.	IBK and others	Land, buildings, structures and machinery and others	KRW	110,500	Collateral for borrowings(*2)
KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Cash and cash equivalents	KRW	396,120	Collateral for borrowings(*2)
Gyeongju Wind Power Co., Ltd.	Samsung Fire & Marine Insurance Co., Ltd. and Others	Property, plant and equipment and others	KRW	110,240	Collateral for borrowings(*2)
Korea Offshore Wind Power Co., Ltd.	Woori Bank and Others	Utility plant and others	KRW	293,400	Collateral for borrowings(*2)
Qatrana Electric Power Company	The Islamic Development Bank and others	Finance lease receivable and property, plant and equipment and others	JOD	236,570	Collateral for borrowings(*1)
KST Electric Power Company, S.A.P.I. de C.V.	The Export—Import Bank of Korea and others	Finance lease receivable and property, plant and equipment and others	USD	401,277	Collateral for debt securities (*1)
Incheon Fuel Cell Co., Ltd.	Kookmin Bank and others	Cash and cash equivalents and others	KRW	276,960	Collateral for borrowings (*2)
TS Energy No. 25 Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	521,281	Collateral for borrowings (*2)

(*1)	This is based on the amount of loan commitment limit.

(*2)	As of December 31, 2020, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.